Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of revenue from contracts with customers [Abstract]
Revenue that was included in deferred revenue balance at the beginning of the period	$ 324,400
Increase to deferred revenue balance from acquisitions	3,400
Transaction price allocated to remaining performance obligations	$ 512,600
Period to recognize transaction price allocated to remaining performance obligations	12 months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,210,127	$ 880,978	[1]	$ 626,684	[1]
Under 12 months
Disclosure of transaction price allocated to remaining performance obligations [line items]
Percentage of transaction price allocated to remaining performance obligations	91.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 529,000	386,000		281,000
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 86,000	$ 63,000		$ 46,000

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.